Fair Value Measurements (Details) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Total derivatives	$ 10,643,392
Fair Value, Inputs, Level 3 [Member]
Total derivatives	10,643,392
Derivative liability - Warrants [Member]
Total derivatives	8,109,724
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	8,109,724
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Total derivatives	2,533,668
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Total derivatives	$ 2,533,668